RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Direct payments to the trustee not covered by revenue sharing	$ 438,290
Loan origination fees paid by participants that are not included in administrative expenses	17,985
Income from dividends paid on Company stock	$ 327,163